Label	Element	Value
Dodge & Cox Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dodge & Cox Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of principal and income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective is to achieve a reasonable current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund incurs transaction costs, such as commissions, when Dodge & Cox buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other expenses” of Dodge & Cox Stock — Class X shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other expenses” of Dodge & Cox Stock — Class I shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
∎	You invest $10,000 in Dodge & Cox Stock — Class I shares and/or Dodge & Cox Stock — Class X shares of the Fund for the time periods indicated and then redeem all of your shares of Dodge & Cox Stock — Class I shares and/or Dodge & Cox Stock — Class X shares at the end of those time periods;
∎	Your investment has a 5% return each year; and
∎	The Fund’s operating expenses remain the same.
∎	Dodge & Cox or the Funds terminates the Class X expense reimbursement agreement as of April 30, 2023.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities, including common stocks, depositary receipts evidencing ownership of common stocks, certain preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund may invest up to 20% of its total assets in U.S. dollar-denominated securities of non‑U.S. issuers traded in the United States that are not in the S&P 500 Index. The Fund may use equity options or total return swaps referencing single stocks or stock indices to create or hedge equity exposure. The Fund may also use futures referencing stock indices such as the S&P 500 Index to equitize, or create equity market exposure, approximately equal to some or all of its cash and cash equivalents, receivables, and similar non‑equity assets, or to hedge against a general downturn in the equity markets.
The Fund typically invests in medium‑to‑large well-established companies based on standards of the applicable market. In selecting investments, the Fund typically invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, financially material environmental, social, and governance (ESG) issues, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:
∎	Equity risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers.
∎	Market risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, inflation, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described herein.
∎	Manager risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Depending on market conditions, Dodge & Cox’s investing style may perform better or worse than portfolios with a different investment style. Dodge & Cox may not make timely purchases or sales of securities for the Fund. The Fund may underperform the broad market, relevant indices, or other funds with similar objectives and investment strategies.
∎	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.
∎	Derivatives risk. Investing with derivatives, such as equity index futures, equity options, and total return swaps, involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. A derivative can create leverage because it can result in exposure to an amount of a security, index, or other underlying investment (a “notional amount”) that is substantially larger than the derivative position’s market value. Often, the upfront payment required to enter into a derivative is much smaller than the potential for loss, which for certain types of derivatives, including the sale of call options, may be unlimited. The Fund may not be able to close a derivatives position at an advantageous time or price. For over‑the‑counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Dodge & Cox Stock — Class I shares’ returns from year to year. The table shows how the average annual total returns of the Fund’s Dodge & Cox Stock — Class I shares and Dodge & Cox Stock — Class X shares compare to those of a primary and secondary broad-based securities market index. The Fund’s primary benchmark is the S&P 500 Index, which consists of large cap equity securities and is generally considered representative of the U.S. stock market as a whole. The Fund’s secondary benchmark is the Russell 1000 Value Index, which measures the performance of the large capitalization value segment of the U.S. equity universe.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at dodgeandcox.com or call 800‑621‑3979 for current performance figures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Dodge & Cox Stock — Class I shares’ returns from year to year. The table shows how the average annual total returns of the Fund’s Dodge & Cox Stock — Class I shares and Dodge & Cox Stock — Class X shares compare to those of a primary and secondary broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Dodge & Cox Stock — Class X shares have not had returns for a full calendar year as of the date of this prospectus, the figures shown in the table above for Dodge & Cox Stock — Class X shares provide performance for Dodge & Cox Stock — Class I shares. Dodge & Cox Stock — Class X shares would have had higher returns because (i) both share classes of the Dodge & Cox Stock Fund represent interests in the same portfolio of securities and (ii) Dodge & Cox Stock — Class X shares have lower expenses.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s primary benchmark is the S&P 500 Index, which consists of large cap equity securities and is generally considered representative of the U.S. stock market as a whole. The Fund’s secondary benchmark is the Russell 1000 Value Index, which measures the performance of the large capitalization value segment of the U.S. equity universe.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800‑621‑3979
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dodgeandcox.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Dodge & Cox Stock – Class I Annual total returns 2012-2021 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results for Dodge & Cox Stock — Class I shares during the time period were: Highest: 20.87% (quarter ended December 31, 2020) Lowest: –29.16% (quarter ended March 31, 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended 12/31/2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax return figures do not apply to you if you hold your Fund shares through a tax‑deferred arrangement such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after‑tax returns shown above are for Dodge & Cox Stock — Class I shares. The after‑tax returns for Dodge & Cox Stock —Class X shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after‑tax returns shown above are for Dodge & Cox Stock — Class I shares. The after‑tax returns for Dodge & Cox Stock —Class X shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after‑tax returns may differ depending on your individual circumstances. After‑tax return figures do not apply to you if you hold your Fund shares through a tax‑deferred arrangement such as a 401(k) plan or an individual retirement account.

Dodge & Cox Stock Fund | Dodge & Cox Stock – Class I
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	0.51%
1 Year	rr_ExpenseExampleYear01	$ 52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	$ 640
2012	rr_AnnualReturn2012	22.01%
2013	rr_AnnualReturn2013	40.55%
2014	rr_AnnualReturn2014	10.43%
2015	rr_AnnualReturn2015	(4.47%)
2016	rr_AnnualReturn2016	21.27%
2017	rr_AnnualReturn2017	18.32%
2018	rr_AnnualReturn2018	(7.08%)
2019	rr_AnnualReturn2019	24.80%
2020	rr_AnnualReturn2020	7.16%
2021	rr_AnnualReturn2021	31.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.16%)
1 Year	rr_AverageAnnualReturnYear01	31.68%
5 Years	rr_AverageAnnualReturnYear05	14.14%
10 Years	rr_AverageAnnualReturnYear10	15.56%
Dodge & Cox Stock Fund | Dodge & Cox Stock – Class X
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[3]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[3]
Net Expenses	rr_NetExpensesOverAssets	0.41%	[3]
1 Year	rr_ExpenseExampleYear01	$ 42
3 Years	rr_ExpenseExampleYear03	143
5 Years	rr_ExpenseExampleYear05	253
10 Years	rr_ExpenseExampleYear10	$ 574
1 Year	rr_AverageAnnualReturnYear01	31.68%	[4]
5 Years	rr_AverageAnnualReturnYear05	14.14%	[4]
10 Years	rr_AverageAnnualReturnYear10	15.56%	[4]
Dodge & Cox Stock Fund | Return after taxes on distributions | Dodge & Cox Stock – Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.68%
5 Years	rr_AverageAnnualReturnYear05	12.14%
10 Years	rr_AverageAnnualReturnYear10	14.06%
Dodge & Cox Stock Fund | Return after taxes on distributions and sale of Fund shares | Dodge & Cox Stock – Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.44%
5 Years	rr_AverageAnnualReturnYear05	10.80%
10 Years	rr_AverageAnnualReturnYear10	12.71%
Dodge & Cox Stock Fund | S&P 500 Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Dodge & Cox Stock Fund | Russell 1000 Value Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	12.97%

[1]	Management fees include investment advisory fee expenses of 0.40% for each class; and administrative services fee expenses of 0.10% for Class I shares and 0.05% for Class X shares.
[2]	The “Other expenses” of Dodge & Cox Stock — Class I shares have been restated to reflect expenses expected to be incurred during the current fiscal year. The “Other expenses” of Dodge & Cox Stock — Class X shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain Total Annual Fund Operating Expenses of the Dodge & Cox Stock — Class X at 0.41% until April 30, 2023. This agreement cannot be terminated prior to April 30, 2023 other than by resolution of the Fund’s Board of Trustees. The term of the agreement renews annually unless terminated with 30 days’ written notice by either party prior to the end of the term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year.
[4]	Because Dodge & Cox Stock — Class X shares have not had returns for a full calendar year as of the date of this prospectus, the figures shown in the table above for Dodge & Cox Stock — Class X shares provide performance for Dodge & Cox Stock — Class I shares. Dodge & Cox Stock — Class X shares would have had higher returns because (i) both share classes of the Dodge & Cox Stock Fund represent interests in the same portfolio of securities and (ii) Dodge & Cox Stock — Class X shares have lower expenses.